Goodwill and Other Intangible Assets (Details) - Schedule of changes in the carrying amount of goodwill $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Balance at beginning	$ 101,599
Goodwill, Measurement Period Adjustment	(659)
Balance at ending	100,624
Goodwill
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Balance at beginning	101,599
Currency translation adjustments	(316)
Balance at ending	$ 100,624